CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Additional information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Condensed Financial Information Of Parent Company Only Disclosure
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 45,457	¥ 45,457